Data Compare - DS-57305
Run Date - 10/8/2018 7:06:53 AM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment	Alternate Loan ID